Average Annual Total Returns - Global Real Estate Income Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Custom Invesco Global Real Estate Income Index (reflects no deductions for fees or expenses) 1 Year		Custom Invesco Global Real Estate Income Index (reflects no deductions for fees or expenses) 5 Years		Custom Invesco Global Real Estate Income Index (reflects no deductions for fees or expenses) 10 Years		MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Lipper Global Real Estate Funds Classification Average 1 Year	Lipper Global Real Estate Funds Classification Average 5 Years	Lipper Global Real Estate Funds Classification Average 10 Years
Total	May 31, 2002	12.16%	3.85%	7.18%	9.16%	1.95%	5.24%	7.77%	2.19%	4.87%	Mar. 12, 2007	16.93%	4.27%	7.16%	Oct. 03, 2008	19.02%	5.30%	8.07%	Mar. 12, 2007	19.09%	5.38%	8.17%	Sep. 24, 2012	19.19%	5.45%	8.14%	[1]	21.91%	[2]	5.56%	[2]	9.72%	[2]	27.67%	8.74%	9.47%	24.00%	6.02%	8.46%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.
[2]	The “Custom Invesco Global Real Estate Income Index” reflects the performance of the FTSE NAREIT All Equity REITs Index through August 31, 2011 and the FTSE EPRA/NAREIT Developed Index (net) from September 1, 2011.